UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 1, 2016 to January 31, 2016

Commission File Number of issuing entity: 333-188672-03

Central Index Key Number of issuing entity: 0001601715

TOYOTA AUTO RECEIVABLES 2014-A OWNER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-188672-01

Central Index Key Number of depositor: 0001131131

TOYOTA AUTO FINANCE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

TOYOTA MOTOR CREDIT CORPORATION

(Exact name of sponsor as specified in its charter)

Katherine Adkins, Esq., (310) 468-3401

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7097698

(I.R.S. Employer Identification No.)

19851 S. Western Avenue EF 12, Torrance, California 90501

(Address of principal executive offices of the issuing entity) (Zip Code)

(310) 468-7333

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2014-A Owner Trust for the distribution period commencing on January 1, 2016 and ending on January 31, 2016 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

As previously disclosed by Toyota Motor Credit Corporation (“TMCC”), the sponsor and servicer, on February 2, 2016, TMCC reached a settlement with the Consumer Financial Protection Bureau and the U.S. Department of Justice (collectively, the “Agencies”) related to the Agencies’ previously disclosed investigation of, and allegations regarding, discretionary dealer compensation practices related to its purchases of auto finance contracts from dealers. TMCC entered into a consent order with each of the Agencies to reflect such settlement (collectively, the “Consent Orders”). Pursuant to the Consent Orders, TMCC agreed to pay an amount in consumer restitution that is not material to TMCC’s financial condition or results of operations and within the amount TMCC had previously recorded as a loss contingency. Additionally, TMCC agreed to implement a new dealer compensation policy within 180 days of February 2, 2016, which, includes, among other things, limits on dealer participation caps of 125 basis points (1.25%) for contracts of 60 months or less and 100 basis points (1.00%) for contracts with longer terms. In connection with the implementation of such policy, TMCC also agreed to maintain general compliance management systems reasonably designed to assure compliance with all relevant federal consumer financial laws. TMCC has also received a request for documents and information from the New York State Department of Financial Services relating to its lending practices (including fair lending), and TMCC is fully cooperating with this request. TMCC cannot predict the outcome of this request given its preliminary status.

Deutsche Bank Trust Company Americas (“DBTCA”), the indenture trustee under the indenture for the Toyota Auto Receivables 2014-A Owner Trust transaction, has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts. On June 18, 2014, a group of investors (“Plaintiff Investors”) filed a civil action against DBTCA and Deutsche Bank National Trust Company (“DBNTC”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 RMBS trusts asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA’s and DBNTC’s alleged failure to perform their obligations as trustees for the trusts (the “NY Derivative Action”). An amended complaint was filed on July 16, 2014, adding Plaintiff Investors and RMBS trusts to the NY Derivative Action. On November 24, 2014, the Plaintiff Investors moved to voluntarily dismiss the NY Derivative Action without prejudice. Also on November 24, 2014, substantially the same group of Plaintiff Investors filed a civil action against DBTCA and DBNTC in the United States District Court for the Southern District of New York (the “SDNY Action”), making substantially the same allegations as the New York Derivative Action with respect to 564 RMBS trusts (542 of which were at issue in the NY Derivative Action). The SDNY Action is styled both as a derivative action on behalf of the named RMBS trusts and, in the alternative, as a putative class action on behalf of holders of RMBS representing interests in those RMBS trusts. On January 19, 2016, the court overseeing the SDNY Action granted in part the defendants’ motion to dismiss on procedural grounds: as to the 500 trusts that are governed by pooling and servicing agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in defendants’ motion to dismiss. The court further ordered plaintiffs to file an amended complaint consistent with its ruling as to the remaining 64 trusts governed by indentures. The defendants will have an opportunity to file new defensive motions with respect to the amended complaint after it is filed. DBTCA intends to continue to vigorously defend the SDNY Action.

On December 30, 2015, IKB International, S.A. and IKB Deutsche Industriebank A.G. filed a Summons With Notice in New York state court naming as defendants DBNTC and DBTCA, as trustees of 37 RMBS trusts (the “IKB Action”). DBTCA believes the claims in the IKB Action to be substantively similar to the SDNY Action. The IKB Action is not styled as a putative class action, but the plaintiffs may attempt to bring derivative claims on behalf of the named RMBS trusts. DBTCA intends to vigorously defend the IKB Action.

It is DBTCA’s belief that it has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in the two immediately preceding paragraphs) that would materially affect its ability to perform its duties as indenture trustee.

Item 9.	Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2014-A Owner Trust for the distribution period commencing on January 1, 2016 and ending on January 31, 2016. Toyota Motor Credit Corporation (Central Index Key Number: 0000834071), as securitizer, most recently filed a Form ABS-15G on February 11, 2016 with respect to all asset-backed securities sponsored by it, including those securities issued by Toyota Auto Receivables 2014-A Owner Trust.

Item 10.	Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on January 1, 2016 and ending on January 31, 2016.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Receivables 2014-A Owner Trust (Issuing entity)

	By:	Toyota Motor Credit Corporation.
(not in its individual capacity, but solely as Servicer on behalf of the Issuing entity)

Date: February 24, 2016		/s/ Chris Ballinger
Chris Ballinger
Senior Vice President and
Chief Financial Officer